Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Operating lease expense and supplemental cash flow information related to operating leases	Supplemental cash flow information related to operating leases was as follows:

	For the years ended December 31,
	2019	2020
	RMB	RMB	US$
	(In millions)
Cash payments for operating leases	2,631	5,187	795
ROU assets obtained in exchange for operating lease liabilities	3,896	2,841	435

Schedule of future lease payments under operating leases
Future lease payments under operating leases as of December 31, 2020 were as follows:

	Operating leases
	RMB	US$
	(In millions)
Year ending December 31,
2021	2,430	372
2022	1,856	284
2023	1,433	220
2024	1,032	158
2025	464	71
Thereafter	624	96

Total future lease payments	7,839	1,201
Less: Imputed interest	780	118

Total lease liability balance	7,059	1,083